RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
b) During the years ended December 31, 2019, 2020 and 2021, the Group had the following related party transactions:

			For the years ended December 31,
	Notes		2019	2020	2021	2021
			RMB	RMB	RMB	US$
Bain Capital Education IV	(i	)	—	—	108,334	17,000
Bain Capital Education IV			—	—	15,932	2,500
Wuhan Xinsili Culture Development Co., Ltd.	(ii	)	—	—	—	—

(i)
The Company entered into a convertible loan deed with the Bain Capital Education IV (the “Shareholder”) on December 1, 2021 (the “Convertible Loan Deed”), pursuant to which the Shareholder will provide an interest-free convertible loan of US$17,000 to the Company for the period ended June 30, 2023, convertible into ordinary shares of the Company at US$0.35 per share, or US$0.70 per ADS. If the Company fails to pay any amount payable under this Deed on its due date, interest shall accrue on such amount from the due date at a rate two percent. The Group determined the appropriate accounting treatment of its convertible debt in accordance with the terms in relation to the conversion feature. After considering the impact of such features, the Group may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the respective guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The Group evaluated the equity components immaterial, and accounted for the convertible loan as a non-current
liability as of December 31, 2021

The loan transactions for the year ended December 31, 2021 with details set forth below:

Year ended December 31, 2021
Loan granted	Principal	Interest Rate	Period
Convertible loan	108,334	—	December 1, 2021 to June 30, 2023

(ii)
The CEO of the Company, Ms. Lihong Wang is the chairman of Wuhan Xinsili Culture Development Co., Ltd. As refer to Note 1, pursuant to the WFOE Purchase Agreement, the Company has agreed to, through Rise HK, sell all of the equity interests in WFOE to Wuhan Xinsili Culture Development Co., Ltd., in consideration of the Buyer SPV (i) paying to Rise HK a nominal consideration, and (ii) assuming all liabilities of WFOE and its subsidiaries.

Due From Related Parties
c) The balances between the Group and its related parties as of December 31, 2020 and 2021 are listed below:
Amounts due from a related party

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Bain Capital Education IV	181	177	28

Due To Related Parties	Convertible loan from a replated party

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Bain Capital Education IV	—	108,334	17,000